Research and Development - Research and Development (Detail) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research And Development [Line Items]
Employees' compensation					$ 1,028,369		$ 0		$ 150,099	$ (736)	$ 31,206
Total	$ 9,835,736		$ 1,938,812		18,950,423		3,830,463		13,279,780	8,358,043	5,947,294
Research and Development Expense [Member]
Research And Development [Line Items]
Outsourced service	8,226,551	[1]	374,634	[1]	16,372,414	[1]	833,051	[1]	5,100,980	1,241,479	2,372,248
Employees' compensation	1,553,645		1,415,078		2,310,013		2,777,355		7,278,999	4,833,957	3,083,337
Other expenses	51,934		127,550		243,461		176,616		265,243	193,250	292,688
Travel & entertainment	$ 3,606		$ 21,550		$ 24,535		$ 43,441		110,496	39,967	184,423
Test devices and mock-ups									$ 524,062	$ 2,049,390	$ 14,598

[1]	Out of $16,372,414, for the six months ended June 30, 2022, and $8,226,551, for the three months ended June 30, 2022, $15,665,298, was charged under the MSA contract for the six months ended June 30, 2022, and $8,329,134 was charged for the three months ended June 30,2022 (refer to Note 4). The amount charged under the MSA for the three-months period ended June 30, 2022 is higher than the Outsourced service expense for the same period due to certain reclassifications between R&D expenses and Selling expenses. See section Segments in Note 2 for more details.